Business Combination - Schedule of Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	May 16, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Consideration:
Cash (net of cash acquired)		$ 7,826
Assets acquired and liabilities assumed:
Goodwill		$ 95,869	$ 93,613	$ 92,728	$ 122,805
HyreCar Inc [Member]
Consideration:
Cash (net of cash acquired)	$ 7,826
Assets acquired and liabilities assumed:
Current assets (excluding cash)	1,232
Intangible assets	9,380
Assumed current liabilities	(3,604)
Net assets acquired	7,008
Goodwill	818
Net assets acquired	$ 7,826